SUBSEQUENT EVENTS (Details)	1 Months Ended			3 Months Ended	6 Months Ended
	Aug. 31, 2026 $ / shares	Jul. 31, 2026 veryLargeCrudeCarrier	Dec. 31, 2025 veryLargeCrudeCarrier	Sep. 16, 2026 $ / shares	Jun. 30, 2026 veryLargeCrudeCarrier	Jun. 30, 2026 suezmax_tanker_vessel_type
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold					8	2
VLCC vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold			8
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in USD per share) | $ / shares	$ 2.61			$ 0.80
Sale of vessels | VLCC vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold		2